Condensed consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions		1 Months Ended			6 Months Ended
		May 31, 2023	May 31, 2022	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022
Loss recognised on reclassification between equity and liabilities				£ 254.0
Foreign exchange reserve
Recycled to profit or loss	[1]				£ (323.0)
Foreign exchange reserve | UBIDAC
Recycled to profit or loss					305.0
Retained earnings
Own shares acquired/Shares repurchased	[2],[3]				1,713.0	£ 1,958.0
UK Government Investments Ltd (UKGI)
Purchase price per share		£ 2.684
UK Government Investments Ltd (UKGI)
Ordinary shares acquired		469.2	549.9
Purchase price per share			£ 2.205
Own shares acquired/Shares repurchased		£ 1,270.0	£ 1,220.0
Number of treasury stock, shares cancelled		336.2
Value of treasury shares cancelled		£ 910.0
Number of own shares held		133.0
Value of own shares held		£ 360.0
On Market Share Buyback Programme
Own shares acquired/Shares repurchased					£ 804.2	£ 756.7
Number of shares repurchased and cancelled					301.4	345.6

[1]	Includes £305 million FX recycled to profit or loss upon completion of a capital repayment by UBIDAC.
[2]	In May 2023, there was an agreement with HM Treasury to buy 469.2 million (2022 - 549.9 million) ordinary shares in NatWest Group plc from UK Government Investments Ltd, at 268.4 pence per share (2022 - 220.5 pence per share) for the total consideration of £1.27 billion (2022 - £1.22 billion). NatWest Group cancelled 336.2 million of the purchased ordinary shares, amounting to £0.91 billion excluding fees and held the remaining 133 million shares as Own Shares Held, amounting to £0.36 billion excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[3]	NatWest Group plc repurchased and cancelled 301.4 million (30 June 2022 – 345.6 million) shares for total consideration of £804.2 million (30 June 2022 – £756.7 million) excluding fees as part of the On Market Share Buyback Programme which has now concluded. The nominal value of the share cancellations has been transferred to the capital redemption reserve.